Equity Securities	12 Months Ended
Dec. 31, 2011
Equity Securities [Abstract]
Equity Securities

7.Equity Securities

            We own the following equity securities:

December 31,	2011	2010	2009

Federal Reserve Bank stock	$ 1,572,900	$ 827,050	$ 1,037,050
Atlantic Central Bankers Bank stock	119,500	12,000	12,000
Federal Home Loan Bank stock	1,739,300	1,548,700	1,733,600
ACBB BITS stock	100,000	-	-
SLMA stock	261,845	-	-
Maryland Financial Bank stock	152,497	175,000	175,000
Total	$ 3,946,042	$ 2,562,750	$ 2,957,650

            We have recorded these securities at cost and have evaluated them for other than temporary impairment.   For the twelve months ended December 31, 2011, we recorded a permanent impairment on the Maryland Financial Bank stock of $122,500 and charged off acquired Federal National Mortgage Association stock in the amount of $539.